Derivatives - Schedule of Derivative Financial Instrument By Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments [line items]
Notional amount	€ 11,647	€ 12,621
Spot Mark-to-Market (Clean Price)	(308)	690
Fair value hedges [member]
Derivative Financial Instruments [line items]
Notional amount	4,334	4,185
Spot Mark-to-Market (Clean Price)	2	88
Fair value hedges [member] | Interest rate risk [member]
Derivative Financial Instruments [line items]
Notional amount	4,334	3,334
Spot Mark-to-Market (Clean Price)	2	42
Fair value hedges [member] | Interest rate risk and currency exchange rate risk [member]
Derivative Financial Instruments [line items]
Notional amount		851
Spot Mark-to-Market (Clean Price)		46
Cash flow hedges [member]
Derivative Financial Instruments [line items]
Notional amount	7,100	7,952
Spot Mark-to-Market (Clean Price)	(325)	551
Cash flow hedges [member] | Interest rate risk and currency exchange rate risk [member]
Derivative Financial Instruments [line items]
Notional amount	7,100	7,952
Spot Mark-to-Market (Clean Price)	(325)	551
Non Hedge Accounting Derivatives [member]
Derivative Financial Instruments [line items]
Notional amount	213	484
Spot Mark-to-Market (Clean Price)	€ 15	€ 51